Disaggregation of Revenue - Schedule of Revenues by Geographic Region (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues by Geographic Region [Line Items]
Revenue	$ 1,403	$ 15,169	$ 3,917	$ 15,969	$ 58,505	$ 14,878
United States [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenue	851	8,354	2,367	9,101	33,266	9,386
Ireland [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenue	20	149	42	149	915	81
Other Foreign Countries [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenue	$ 532	$ 6,666	$ 1,508	$ 6,719	$ 24,324	$ 5,411